Note 7. Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
Short-Term and Long-Term Investments
The carrying value of short-term and long-term investments consists of the following:

	As of December 31,
	2014	2013
In millions
Equity method investments	$132.8	$33.2
Cost method investments	16.3	7.9
Total investments	$149.1	$41.1